Use of judgements and estimates - estimates and assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Minimum period of inactivity to determine inactive players	30 days
Hero Wars
Disclosure of changes in accounting estimates [line items]
Player lifespan	25 months	23 months	17 months
Other games
Disclosure of changes in accounting estimates [line items]
Player lifespan	25 months	34 months	27 months
Minimum
Disclosure of changes in accounting estimates [line items]
Estimated increase in revenue	$ 23,702
Maximum
Disclosure of changes in accounting estimates [line items]
Estimated increase in revenue	$ 32,330